FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended 12/31/03
Institutional Investment Manager Filing this Report:
"Hays Advisory, LLC"
"2207 Crestmoor, Suite 203"
"Nashville, TN  37215"
Form 13F File Number: 28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the
"report is authorized to submit it, that all information contained herein" "is true, correct and complete, and that it is understood that all" "required items, statements, schedules, lists, and tables, are considered" integral parts of this form.
Person signing this report on behalf of Reporting Manager:
Name:	Wendy Vasquez
Title:	Compliance Officer
Phone:	615-467-6070
"Signature, Place, and Date of Signing:"
Wendy L. Vasquez		"Nashville, TN"		2/11/2004
Report Type:  13F Holdings Report

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5	ITEM 6			ITEM 7	ITEM 8
					INVESTMENT DISCRETION				VOTING AUTHORITY (SHARES)
ISSUER	CLASS	CUSIP	FAIR MKT VAL	SHARES	(A)	 (B)	( C)	MGR	(A)	(B)	( C)
ADOBE SYS INC COM	COMMON	00724F101	"4,711"	"120,558"	X				"120,558"
ADVANCEPCS COM	COMMON	00790K109	"6,175"	"116,970"	X				"116,970"
AVON PRODS INC COM	COMMON	54303102	"6,565"	"97,272"	X				"97,272"
"BARD, C R INC"	COMMON	067383109	"5,833"	"71,792"	X				"71,792"
CAPITAL ONE FINL CORP	COMMON	14040H105	"5,408"	"88,229"	X				"88,229"
CELGENE CORP COM	COMMON	151020104	"5,922"	"131,945"	X				"131,945"
DIEBOLD INC COM	COMMON	253651103	"3,282"	"60,917"	X				"60,917"
EBAY INC COM	COMMON	278642103	"8,180"	"126,603"	X				"126,603"
FEDEX CORP COM	COMMON	31428X106	"4,768"	"70,644"	X				"70,644"
GOLDEN WEST FINL CORP	COMMON	381317106	"5,763"	"55,845"	X				"55,845"
HUMANA INC COM	COMMON	444859102	"5,304"	"232,104"	X				"232,104"
ISHARES TR RUSSL 2000	MUTUAL	464287648	"22,767"	"384,186"	X				"384,186"
JUNIPER NETWORKS INC	COMMON	48203R104	"5,219"	"279,394"	X				"279,394"
KLA-TENCOR CORP COM	COMMON	482480100	"5,188"	"88,617"	X				"88,617"
MBIA INC	COMMON	55262C100	"5,207"	"87,917"	X				"87,917"
NETWORK APPLIANCE INC	COMMON	64120L104	"5,738"	"280,732"	X				"280,732"
NEXTEL COMMUNICATIONS	COMMON	65332V103	"6,601"	"235,258"	X				"235,258"
NVR INC COM	COMMON	62944T105	"6,089"	"13,067"	X				"13,067"
RESPIRONICS INC COM	COMMON	761230101	"6,632"	"146,697"	X				"146,697"
SOUTHTRUST CORP COM	COMMON	844730101	"5,161"	"157,645"	X				"157,645"
SPDR TR UNIT SER 1	COMMON	78462F103	272	"2,447"	X				"2,447"
STERICYCLE INC COM	COMMON	858912108	"4,521"	"96,803"	X				"96,803"
TEXAS INSTRS INC COM	COMMON	882508104	"4,755"	"161,838"	X				"161,838"
TOTAL SYS SVCS INC CO	COMMON	891906109	"6,205"	"199,319"	X				"199,319"
UNITEDHEALTH GROUP IN	COMMON	91324P102	"4,020"	"69,099"	X				"69,099"
YAHOO INC COM	COMMON	984332106	"7,682"	"170,595"	X				"170,595"

		TOTAL	"157,967"

FORM 13 F
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  31
"Form 13F Information Table Value Total:  157,967"
List of Other Included Managers:  None